Note 17 - Fair Value Of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]
	2013		2012
	Carrying amount	Estimated value	Carrying amount	Estimated value	Input level
	(dollars in thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$22,407	$22,407	$49,912	$49,912	1
Securities, including Federal Home Loan Bank stock	201,974	201,974	182,502	182,502	2
Certificates of deposit	2,739	2,739	2,490	2,490
Loans held for sale	424	424	2,957	2,957	3
Net loans	291,299	292,257	297,528	297,879	3
Mortgage servicing rights	1,398	1,398	931	931	3

	$520,241	$521,199	$536,320	$536,671
	2013		2012
	Carrying amount	Estimated value	Carrying amount	Estimated value	Input level
	(dollars in thousands)
FINANCIAL LIABILITIES
Deposits
Maturity	$172,349	$172,956	$185,650	$187,436	3
Non-maturity	295,651	295,651	285,549	285,549	1
Other borrowings	12,101	13,036	22,557	24,947	3
Junior subordinated deferrable interest debentures	10,300	10,294	10,300	10,367	3

	$490,401	$491,937	$504,056	$508,299